Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Service cost	€ 6,794,000	€ 7,107,000
Net interest cost	3,208,000	2,785,000
Net periodic benefit costs	€ 10,002,000	€ 9,892,000